Filed Pursuant to Rule 497(k)
1933 Act File No. 333-17391
1940 Act File No. 811-07959

Chase Growth Fund (the “Fund”)

Class N	CHASX
Institutional Class	CHAIX

Supplement dated April 26, 2022 to the Summary Prospectus dated January 28, 2022

Mr. Clay Sefter no longer serves as analyst and assistant portfolio manager for the Fund. Mr. Sefter has left Chase Investment Counsel to pursue other career interests.

Accordingly references to Mr. Sefter in the Summary Prospectus are deleted. Mr. Peter Tuz and Mr. Robert Klintworth continue to serve as portfolio managers and analysts for the Fund.

Please retain this Supplement with your Summary Prospectus.